Principal subsidiaries - Disclosure of entities excluded from consolidation (Details) - Total for all unconsolidated structured entities - GBP (£) £ in Millions	10 Months Ended	12 Months Ended
	Oct. 25, 2024	Dec. 31, 2024
Disclosure of unconsolidated structured entities [line items]
Percentage of voting rights held	100.00%
Equity shareholders' funds		£ 0
Retained profit for the year		£ 0